Borrowings	12 Months Ended
Jun. 30, 2023
Borrowings [Abstract]
BORROWINGS
12 -	BORROWINGS

As of June 30, 2023, the short-term borrowings mainly consisted of working capital loans at an annual interest rate of 3.25%. All outstanding short-term borrowings as of June 30, 2023 were guaranteed by one of the Company’s subsidiaries in the consolidated group. In addition, $13,790 (RMB100,000) of the short-term borrowings was also guaranteed by Gangjiang Li.

The long-term borrowings consisted of a two-year unsecured convertible note issued by the Company in February 2023. The convertible note, with a principal amount of $10.0 million and an annual interest rate of 4%, is convertible at the option of the holder into our Class A ordinary shares. The convertible note has a fixed conversion price of $10.00 per Class A ordinary share and a fixed price of $7.00 per Class A ordinary share upon the occurrence of certain events of default. The principal amount and the interest payable under the convertible note will mature in February 2025, unless earlier converted or redeemed. For the year ended June 30, 2023, the Company recognized interest expense of $145,556 for the convertible note.

The maturity schedule of the convertible note as of June 30, 2023 is as follows:

2024	$—
2025	10,000,000
2026	—
2027	—
2028	—
Thereafter	—
$10,000,000